Segments of Business and Geographic Areas (Details 6) (USD $) In Millions, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 29, 2013		Sep. 29, 2013		Jun. 30, 2013		Mar. 31, 2013		Dec. 30, 2012		Sep. 30, 2012		Jul. 01, 2012		Apr. 01, 2012		Dec. 29, 2013		Dec. 30, 2012		Jan. 01, 2012
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets	$ 66,463	[1]							$ 66,374	[1]							$ 66,463	[1]	$ 66,374	[1]	$ 48,265	[1]
Other non long-lived assets	65,228	[1]							54,074	[1]							65,228	[1]	54,074	[1]	64,629	[1]
Worldwide total	132,683	[1]							121,347	[1]							132,683	[1]	121,347	[1]	113,644	[1]
Sales Revenue, Goods, Net	18,355	[2]	17,575	[3]	17,877	[4]	17,505	[5]	17,558	[6]	17,052	[7]	16,475	[8]	16,139	[9]	71,312		67,224		65,030
UNITED STATES
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets	35,880	[1]							35,115	[1]							35,880	[1]	35,115	[1]	23,529	[1]
Sales Revenue, Goods, Net																	31,910		29,830		28,908
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets	24,868	[1]							25,261	[1]							24,868	[1]	25,261	[1]	19,056	[1]
Sales Revenue, Goods, Net																	18,599		16,945		17,129
Western Hemisphere, excluding U.S. [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets	3,281	[1]							3,636	[1]							3,281	[1]	3,636	[1]	3,517	[1]
Sales Revenue, Goods, Net																	7,421		7,207		6,418
Asia-Pacific, Africa [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets	2,434	[1]							2,362	[1]							2,434	[1]	2,362	[1]	2,163	[1]
Sales Revenue, Goods, Net																	13,382		13,242		12,575
Operating Segments [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales Revenue, Goods, Net																	71,312		67,224		65,030
General Corporate [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets	$ 992	[1]							$ 899	[1]							$ 992	[1]	$ 899	[1]	$ 750	[1]

[1]	Long-lived assets include property, plant and equipment, net for 2013, 2012 and 2011 of $16,710, $16,097 and $14,739, respectively, and intangible assets and goodwill, net for 2013, 2012 and 2011 of $50,745, $51,176 and $34,276, respectively.
[2]	The fourth quarter of 2013 includes after-tax charges of $227 million from net litigation expense, $110 million from Synthes integration/transaction costs, $294 million from impairment of in-process research and development, $118 million associated with the DePuy ASR™ Hip program and a $707 million tax benefit associated with Scios Inc.
[3]	The third quarter of 2013 includes after-tax charges of $720 million from net litigation expense, $103 million from Synthes integration/transaction costs, $126 million from impairment of in-process research and development and $31 million associated with the DePuy ASR™ Hip program.
[4]	The second quarter of 2013 includes after-tax charges of $308 million from net litigation expense, $87 million from Synthes integration/transaction costs and $61 million associated with the DePuy ASR™ Hip program
[5]	The first quarter of 2013 includes after-tax charges of $183 million from Synthes integration/transaction costs, $391 million from net litigation expense and $42 million from impairment of in-process research and development, and $30 million associated with the DePuy ASR™ Hip program.
[6]	The fourth quarter of 2012 includes after-tax charges of $371 million from net litigation expense, $306 million associated with the acquisition of Synthes, Inc., $73 million associated with the DePuy ASR™ Hip program and $59 million from impairment of in-process research and development.
[7]	The third quarter of 2012 includes after-tax charges of $135 million associated with the acquisition of Synthes, Inc., $340 million from impairment of in-process research and development, $70 million associated with net litigation expense, and $24 million associated with the DePuy ASR™ Hip program.
[8]	The second quarter of 2012 includes after-tax charges of $717 million for asset write-downs, $611 million from net litigation expense, $564 million associated with the acquisition of Synthes, Inc. and $344 million from impairment of in-process research and development.
[9]	The first quarter of 2012 includes an after-tax gain of $106 million from currency and costs associated with the acquisition of Synthes, Inc.